Loan Payable to Third Parties (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	May 25, 2023 USD ($)	May 25, 2023 CNY (¥)	Jan. 14, 2023 USD ($)	Jan. 14, 2023 CNY (¥)
Loan Payable to Third Parties, Non-Current [Line Items]
Principal amount						$ 178,099	¥ 1,300,000	$ 28,160	¥ 200,000
Owned amount	$ 140,800		$ 164,399
Maturity date for loans payable			May 30, 2024	May 30, 2024
Outstanding loan balance due to third parties			$ 136,999	¥ 1,000,000
Liangming Wang and Dongguan Fuyuan Labor Dispatch Co., Ltd. [Member]
Loan Payable to Third Parties, Non-Current [Line Items]
Repaid loan amount	37,299	¥ 300,000
Owned amount	$ 140,800				¥ 1,000,000
Maturity date for loans payable			Jan. 14, 2025	Jan. 14, 2025
Third Parties [Member]
Loan Payable to Third Parties, Non-Current [Line Items]
Outstanding loan balance due to third parties			$ 27,400	¥ 200,000